Quarterly Consolidated Financial Information (Tables)	12 Months Ended
May. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Summarized quarterly results for the years ended May 31, 2015 and 2014 are as follows (in thousands, except per share data):

	Quarter Ended
	August 31	November 30	February 28	May 31

Fiscal 2015
Revenues	$704,895	$697,291	$664,983	$706,549
Operating income	124,398	123,984	104,615	103,600
Net income	84,434	85,256	69,315	70,110
Net income attributable to Global Payments	75,366	74,781	62,568	65,325
Basic earnings per share attributable to Global Payments	0.55	0.55	0.47	0.50
Diluted earnings per share attributable to Global Payments	0.55	0.55	0.46	0.49

	Quarter Ended
	August 31	November 30	February 28	May 31
Fiscal 2014
Revenues	$629,685	$634,122	$616,452	$673,977
Operating income	107,384	111,907	97,291	88,917
Net income	71,708	79,857	60,121	58,266
Net income attributable to Global Payments	64,643	73,897	55,121	51,625
Basic earnings per share attributable to Global Payments	0.44	0.51	0.38	0.37
Diluted earnings per share attributable to Global Payments	0.44	0.51	0.38	0.36